Note 9 - Commitments and Contingencies (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Milestone Payment or Royalty on Net Sales Accrued	$ 0	$ 0	$ 0
Unrecorded Unconditional Purchase Obligation, Total	23,650	23,650
Refund revenue exposure	472,310	472,310
Operating Lease, Expense		202,891	$ 398,346
Lessee, Operating Lease, Liability, Payments, Due, Total	7,306	7,306
Deposits Paid to Supplier in Support of JWMRP Contract [Member]
Loss Contingencies [Line Items]
Loss contingency	$ 544,000	$ 544,000